Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Subscription and support	$ 59,942		$ 37,464		$ 52,756		$ 29,823		$ 13,473
Professional services and other	7,805		4,102		5,657		2,569		559
Total revenue	67,747		41,566		58,413		32,392		14,032
Cost of revenue:
Subscription and support	18,386	[1]	11,144	[1]	16,216	[1]	9,386	[1]	4,612	[1]
Professional services and other	9,307	[1]	6,068	[1]	8,442	[1]	5,550	[1]	2,534	[1]
Total cost of revenue	27,693	[1]	17,212	[1]	24,658	[1]	14,936	[1]	7,146	[1]
Gross profit:
Subscription and support	41,556		26,320		36,540		20,437		8,861
Professional services and other	(1,502)		(1,966)		(2,785)		(2,981)		(1,975)
Total gross profit	40,054		24,354		33,755		17,456		6,886
Operating expenses:
Research and development	16,919	[1]	13,835	[1]	18,799	[1]	10,677	[1]	5,498	[1]
Sales and marketing	43,050	[1]	28,451	[1]	37,776	[1]	23,088	[1]	11,019	[1]
General and administrative	11,659	[1]	8,361	[1]	11,388	[1]	6,154	[1]	2,135	[1]
Total operating expenses	71,628	[1]	50,647	[1]	67,963	[1]	39,919	[1]	18,652	[1]
Loss from operations	(31,574)		(26,293)		(34,208)		(22,463)		(11,766)
Other income (expense), net	(245)		(51)		(158)		(137)		(50)
Loss before provision for income taxes	(31,819)		(26,344)		(34,366)		(22,600)		(11,816)
Provision for income taxes	46		5		19		6		1
Net loss	(31,865)		(26,349)		(34,385)		(22,606)		(11,817)
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (1.58)		$ (9.61)		$ (12.26)		$ (9.94)		$ (5.99)
Shares used in computing net loss per share of common stock, basic and diluted (in shares)	20,144		2,742		2,806		2,274		1,972
Comprehensive loss:
Net loss	(31,865)		(26,349)		(34,385)		(22,606)		(11,817)
Other comprehensive income:
Foreign currency translation adjustments	(24)		9		26		119
Comprehensive loss	$ (31,889)		$ (26,340)		$ (34,359)		$ (22,487)		$ (11,817)

[1]	Amounts include stock-based compensation expense as follows (see Note 10):